PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 2,144,399	$ 1,864,975	$ 1,301,280
Less - Accumulated depreciation and amortization	(904,602)	(857,848)	(553,392)
Property and equipment, net	1,239,797	1,007,127	747,888
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,876,665	1,611,513	1,082,438
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Cost	159,331	117,429	87,563
Furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	73,735	23,526	18,772
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 34,668	$ 112,507	$ 112,507